Subsequent events	12 Months Ended
Dec. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events
33.	Subsequent events

Consistent with its strategy to limit its involvement in the plasma-derived therapeutics segment to the development of Ryplazim®, the Company decided to close its R&D facility in Rockville, MD by the end of the year and made the announcement to the employees during the first quarter of 2020. As a result of this decision, the Company will be recognizing, during the service period in 2020, an expense of approximately $1,952 (US$1.5 million) in the consolidated statement of operations representing the maximum termination benefits it has committed to pay the employees. In connection with this closure, the Company also recognized impairments on its capital assets related to this facility in 2019 (note 25).

On January 29, 2020, the Company issued 96,833 common shares as a consideration for the final payment for the licence acquired on January 29, 2018 (note 11)